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                               [GRAPHIC OMITTED]

                     SHORT-INTERMEDIATE INCOME FUND, INC.


                                (Class A Shares)


            Prospectus & Application -- May 1, 1998, as supplemented
                             through March 31, 1999

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This mutual fund (the "Fund") seeks a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Class A Shares of the Fund ("Class A Shares") are available through your securities dealer or the Fund's transfer agent. (See "How to Buy Shares.")

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS

Fund Expenses ..............................     1
Financial Highlights .......................     2
Investment Program .........................     3
Investment Restrictions ....................     5
The Fund's Net Asset Value .................     5
How to Buy Shares ..........................     6
How to Redeem Shares .......................     7
Telephone Transactions .....................     8
Dealer Compensation ........................     9
Dividends and Taxes ........................     9
Management of the Fund .....................    10
Investment Advisor and Sub-Advisor .........    10
Distributor ................................    11
Custodian, Transfer Agent and
   Accounting Services .....................    11
Performance Information ....................    11
General Information ........................    12
Application ................................   A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

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  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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
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FUND EXPENSES
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Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ............   1.50%*
Maximum Sales Charge Imposed on Reinvested Dividends .....................................    None
Maximum Deferred Sales Charge (as a percentage of original purchase price or redemption
 proceeds, whichever is lower) ...........................................................   0.50%*

Annual Fund Operating Expenses (as a percentage of average daily net assets):


Management Fees (net of fee waivers) .....................................................   0.09%**
12b-1 Fees ...............................................................................   0.25%
Other Expenses ...........................................................................   0.36%
                                                                                             -----
Total Fund Operating Expenses (net of fee waivers) .......................................   0.70%**
                                                                                             =====

-----------
 * If you purchase $1 million or more of Class A Shares, you will not have to pay a sales charge. You may, however, be required to pay a contingent deferred sales charge when you redeem your shares. (See "How to Buy Shares" and "How to Redeem Shares.")
** The Fund's investment advisor currently intends to waive its fee or to reimburse the Fund on a voluntary basis to the extent required so that Total Fund Operating Expenses do not exceed 0.70% of the Class A Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.35% and Total Fund Operating Expenses would be 0.96% of the Class A Shares' average daily net assets.

Example:                                                   1 year     3 years     5 years     10 years
--------                                                  --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000
investment, assuming (1) 5% annual return and
(2) redemption at the end of each time period:* ..........   $22        $37         $53         $101

-----------
* Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear, directly and indirectly. If you purchase Class A Shares through a financial institution, you may be charged separate fees by that institution.

     The rules of the SEC require that the maximum sales charge (in the Class A Shares' case, 1.50% of the offering price) be reflected in the above table. However, you may qualify for reduced sales charges or no sales charge at all. (see "How to Buy Shares") Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. if you hold your shares for a long time. The above table has not been audited by Deloitte & Touche LLP, the Fund's independent auditors.

                                                                               1
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
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FINANCIAL HIGHLIGHTS
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     The financial highlights included in this table have been derived from the
Fund's financial statements for the periods indicated and have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and related notes for the fiscal year ended December 31, 1997 and the independent auditors' report thereon of Deloitte & Touche LLP are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997 which can be obtained at no charge by calling the Fund at (800) 767-FLAG.

(For a Class A Share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                             For the Year Ended December 31,
                                    ----------------------------------------------------------------------------------
                                        1997          1996          1995          1994          1993          1992
                                    ------------  ------------  ------------  ------------  ------------  ------------
Per Share Operating
 Performance:
 Net asset value at beginning of
   period ........................   $  10.28      $  10.48      $   9.62      $   10.57      $  10.37     $  10.54
                                     --------      --------      --------      ---------      --------     --------
Income from Investment
 Operations:
 Net investment income ...........       0.61          0.63          0.62           0.57          0.57         0.63
 Net realized and unrealized
   gain/(loss) on investments            0.10         (0.23)         0.84          (0.92)         0.34        (0.05)
                                     --------      ---------     --------      ---------      --------     ---------
 Total from Investment Opera-
   tions .........................       0.71          0.40          1.46          (0.35)         0.91         0.58
                                     --------      ---------     --------      ---------      --------     ---------
Less Distributions:
 Dividends from net investment
   income and short-term
   gains .........................      (0.60)        (0.60)        (0.60)         (0.57)        (0.69)       (0.75)
 Return of capital ...............         --            --            --          (0.03)           --           --
 Distributions from net realized
   long-term gains ...............         --            --            --             --         (0.02)          --
                                     ---------     ---------     ---------     ---------      --------     ---------
 Total distributions .............      (0.60)        (0.60)        (0.60)         (0.60)        (0.71)       (0.75)
                                     ---------     ---------     ---------     ---------      --------     ---------
 Net asset value at end of
   period ........................   $  10.39      $  10.28      $  10.48      $    9.62      $  10.57     $  10.37
                                     =========     =========     =========     =========      ========     =========
Total Return(2)..................        7.13%         4.04%        15.43%         (3.32)%        8.98%        5.68%
Ratios to Average Daily Net
 Assets:
 Expenses(3)......................       0.70%         0.70%         0.70%          0.70%         0.70%        0.70%
 Net investment income(5).........       5.92%         6.11%         6.00%          5.57%         5.43%        6.01%
Supplemental Data:
 Net assets at end of period
   (000) .........................   $ 45,569      $ 58,584     $  67,116      $  78,789      $112,520     $ 78,706
 Portfolio turnover rate .........         65%           42%           46%            50%           86%         107%

                                      For the Period
                                      May 13, 1991(1)
                                          through
                                     December 31, 1991
                                    ------------------
Per Share Operating
 Performance:
 Net asset value at beginning of
   period ........................      $  10.00
                                        --------
Income from Investment
 Operations:
 Net investment income ...........          0.32
 Net realized and unrealized
   gain/(loss) on investments               0.64
                                        --------
 Total from Investment Opera-
   tions .........................          0.96
                                        --------
Less Distributions:
 Dividends from net investment
   income and short-term
   gains .........................         (0.42)
 Return of capital ...............            --
 Distributions from net realized
   long-term gains ...............            --
                                        --------
 Total distributions .............         (0.42)
                                        --------
 Net asset value at end of
   period ........................      $  10.54
                                        ========
Total Return(2)...................          9.79%
Ratios to Average Daily Net
 Assets:
 Expenses(3)......................          0.70%(4)
 Net investment income(5).........          5.97%(4)
Supplemental Data:
 Net assets at end of period
   (000) .........................      $ 64,327
 Portfolio turnover rate .........            46%

-----------
(1) Commencement of operations.
(2) Total return excludes the effect of sales loads.
(3) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.96%, 0.99%, 0.93%, 0.84%, 0.85%, 0.87% and
    1.73% (annualized) for the years ended December 31, 1997, 1996, 1995, 1994, 1993 and 1992 and for the period ended December 31, 1991, respectively.
(4) Annualized.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 5.66%, 5.83%, 5.77%, 5.43%, 5.28%, 5.83% and 4.94% (annualized) for the years ended December 31, 1997, 1996, 1995, 1994, 1993 and 1992 and for the period ended December 31, 1991, respectively.
2
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
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INVESTMENT PROGRAM
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Investment Objective, Policies and Risk
Considerations

      The Fund's investment objective is to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

      In seeking this objective the Fund will, under normal circumstances, invest at least 65% of its total assets in U.S. Government Securities (including certain mortgage-backed securities) and in collateralized mortgage obligations ("CMOs") and corporate debt securities. The Fund may also invest in other asset-backed securities and (subject to an overall 20% limit) non-U.S. dollar-denominated securities. Quality criteria applicable to certain of the Fund's investments are as follows:

         Type of Permitted                  Minimum Rating(1)
            Investment                    S&P(2)        Moody's(3)
            ----------                    ------        ----------
U.S. Government and Agency
  Securities .....................         N/A             N/A
CMO's ............................        AAA(4)          Aaa(4)
Corporate Debt ...................    A or better(4)  A or better(4)
Other Asset-Backed Securities.            AAA(4)          Aaa(4)
Securities of Non-U.S. Govern-
  mental Issuers .................        AAA(4)          Aaa(4)
Securities of Designated Inter-
  national Organizations .........        AAA(4)          Aaa(4)
Non-Dollar U.S. Government
  Securities .....................        AAA(4)          Aaa(4)
Securities of Foreign
  Corporations ...................        AAA(4)          Aaa(4)

------------------------
(1) In the event any security owned by the Fund is downgraded, the Fund's investment advisor will review the situation and take appropriate action, but will not be automatically required to sell any such security. For a discussion of the above ratings, see the Appendix to the Statement of Additional Information.
(2) Standard & Poor's Ratings Group.
(3) Moody's Investors Service, Inc.
(4) Or, if unrated, determined to be of comparable quality by the Fund's investment advisor.

      Under normal circumstances the Fund's portfolio will have a dollar weighted expected average maturity of approximately three to five years and a maximum dollar weighted average duration of four years. For purposes of determining the dollar weighted expected average maturity of the Fund's portfolio, the maturity of a mortgage-backed security will be deemed to be equal to its assumed life, in recognition of the fact that such securities are subject to prepayment.

      To meet its short-term liquidity needs, the Fund may invest in repurchase agreements with respect to U.S. Treasury securities, in variable amount master demand notes and in commercial paper rated A-1 by S&P or Prime-1 by Moody's, or if not rated, determined to be of comparable quality by the Fund's investment advisor (the "Advisor"). For temporary, defensive purposes, the Fund may invest up to 100% of its assets in such instruments.

      U.S. Government Securities. U.S. Government securities include obligations issued and backed by the full faith and credit of the United States Treasury, as well as obligations issued by agencies or instrumentalities of the U.S. Government (including securities of the Government National Mortgage Association ("GNMA")). These obligations may or may not be backed by the full faith and credit of the U.S. Government. Certain agencies or instrumentalities of the U.S. Government (such as the United States Postal Service) have the right to borrow from the United States Treasury to meet their obligations, but in other instances the obligations of the issuing agency or instrumentality (such as the Federal Farm Credit System and the Federal National Mortgage Association ("FNMA")) are supported only by the credit of the agency or instrumentality.

      Mortgage-Backed Securities. Mortgage-backed securities are obligations backed by mortgage loans made by lenders, such as commercial banks and savings and loan institutions, and then assembled into pools for sale to investors. One type of mortgage-backed security in which the Fund may invest is a pass-through certificate that provides monthly payments to the certificate holders, consisting of both interest and principal payments, which in effect "pass-through" the monthly interest and principal payments made on the underlying mortgage loans. These certificates are backed as to the timely payment of principal and interest by GNMA, FNMA and the Federal Home Loan Mortgage Corporation. (See "U.S. Government Securities" above.)

      Mortgage-backed securities may also take the form of a CMO, a bond or similar obligation backed by pools of mortgages. A CMO is not insured or guaranteed by the agency or instrumentality of the U.S. Government which issues the mortgage-backed securities that collateralize the CMO. Payment of principal and interest on the underlying mortgages, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. If there is a default in the payment of principal and interest, there can be no assurance that the underlying collateral will be sufficient to effect full repayment. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

      Asset-Backed Securities. The Fund may also invest in securities backed by assets other than mortgages, including company receivables, truck and auto

                                                                               3
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
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loans, leases, and credit card receivables, subject to certain quality requirements. Through the use of trusts and special purpose corporations, these types of assets are being securitized in pass-through structures similar to the mortgage pass-through structure or in pay-through structures similar to the CMO structure, both as described above. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities do not generally have the benefit of the same security interest in the related collateral as either mortgage-backed securities or CMOs, and may therefore present certain risks not associated with other such securities.

      Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

      Non-U.S. Dollar-Denominated Securities. Non-U.S. dollar-denominated securities include debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (i) foreign national, provincial, state or municipal governments or their political subdivisions; (ii) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Steel and Coal Community); (iii) the U.S. Government (non-dollar securities only); and (iv) foreign corporations.

      Forward Foreign Currency Exchange Transactions. The Fund is authorized to use forward foreign currency exchange contracts to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is entered into. The Fund may use such forward contracts only under two circumstances. First, if the Advisor believes the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency. Second, if the Advisor believes the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies.

      Rule 144A Securities. Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

      Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

      Purchase of When-Issued Securities. The Fund may purchase securities, at their current market value, on a forward commitment or "when-issued" basis. A segregated account of the Fund, consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or "when-issued" basis only with the intention of acquiring the securities, the Fund may choose to sell the securities before the settlement date. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.

      Risk Considerations. The market value of the Fund's debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding debt securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Prices of longer term securities generally increase or decrease more sharply in response to interest rate changes than those of shorter term securities.

      Mortgage-backed securities are subject to special risks due to the possibility that prepayments on home mortgages will alter their cash flow. During periods of declining interest rates, prepayments are passed through to holders of mortgage-backed securities who may then have to reinvest at lower interest rates. In periods of rising interest rates, prepayments tend to slow, with the result that the average life of mortgage-backed securities may be lengthened. Consequently, the possibility of prepayment makes it difficult to assess the actual maturity and duration of mortgage-backed securities, which, in turn, makes it difficult to predict both the direction and magnitude of changes in the value of mortgage-backed securities in response to changes in interest rates.

4
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
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      Purchasing foreign securities may subject the Fund to additional risks associated with the holding of property abroad. Such risks include future political and economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions that might adversely affect the payment of principal or interest on foreign securities held by the Fund.

Year 2000 Issues

      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:

1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);

2) Invest more than 5% of its total assets in the securities of any single issuer or acquire more than 10% of the voting securities of any issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); and

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.

      The price you pay or receive is based on the Fund's net asset value per share. When you buy Class A Shares, the price you pay may be increased by a sales charge. When you redeem Class A Shares, the price you receive may be reduced by a sales charge. Read the sections on how to buy shares and how to redeem shares for details on how and when these charges may or may not be imposed.

      The net asset value per share of a class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class.

      In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.


      You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


                                                                               5
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
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HOW TO BUY SHARES
--------------------------------------------------------------------------------

      You may buy Class A Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Class A Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

      Your initial investment must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums:

      o If you are investing in an IRA account, your initial investment may be as low as $1,000.

      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.

      o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.

      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.

Purchase Price

      The price you pay to buy Class A Shares will be the Fund's offering price which is calculated by adding any applicable sales charges to the net asset value per share. The amount of any sales charge included in your purchase price will be according to the following schedule.

                                      Class A Sales
                                      Charge as % of
                                 ------------------------
                                  Offering     Net Amount
Amount of Purchase                  Price       Invested
---------------------------------------------------------
Less than $100,000...............   1.50%        1.52%
$  100,000 - $499,999............   1.25%        1.27%
$  500,000 - $999,999............   1.00%        1.01%
$1,000,000 and over .............    None         None
---------------------------------------------------------

      Although you do not pay an initial sales charge when you invest $1,000,000 or more in Class A Shares, you may have to pay a sales charge when you redeem your shares. Refer to the section on how to redeem shares for details.

      The sales charge you pay on your current purchase of Class A Shares may be reduced under the circumstances listed below.

      Rights of Accumulation. If you are also purchasing Class A shares of this or any other Flag Investors fund or if you already have investments in Class A or Class D shares, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

      Letter of Intent. If you anticipate making additional purchases of Class A Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

      Purchases at Net Asset Value. You may buy Class A Shares without paying a sales charge under the following circumstances:

1) If you are buying shares in any of the following types of accounts:

    (i) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be

6
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
--------------------------------------------------------------------------------

           charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner;

     (ii)  A qualified retirement plan;

    (iii)  A Flag Investors fund payroll savings plan program.

2) If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the last 90 days.

3) If you are exchanging an investment in another Flag Investors fund for an investment in this Fund (see "Purchases by Exchange" for a description of the conditions).

4) If you are a current or retired Director of the Fund, a director, an employee or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Distributor, the Advisor and any broker-dealer authorized to sell shares of the Fund.

Purchases by Exchange

      You may exchange shares of any other Flag Investors fund with the same or higher sales charge structure for an equal dollar amount of Class A Shares, without payment of the sales charges described above or any other charge. If you own Flag Investors Cash Reserve Prime Class A Shares, you may exchange into Class A Shares upon payment of the difference in sales charges. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange at any time on 60 days' prior written notice. You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

Investing Regularly

      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

      Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in Class A Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Class A Shares at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.

      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

      Systematic Purchase Plan. You may also purchase Class A Shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

      You may redeem Class A Shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If your shares are in an account with the Fund, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.


2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.


                                                                               7
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
--------------------------------------------------------------------------------

3) Any stock certificates representing the shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

      The price you receive when you redeem shares will be the net asset value of the shares you are redeeming less any applicable sales charge. The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.


Years Since          Sales Charge as a Percentage of the Dollar Amount Subject
Purchase             to Charge
--------------------------------------------------------------------------------
First ..............................................................  0.50%*
Second .............................................................  0.50%*
Thereafter .........................................................  None
--------------------------------------------------------------------------------

* You will pay a sales charge when you redeem Class A Shares only if you bought those shares at net asset value as part of an investment of $1,000,000 or more.

      Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) The sales charge is applied to the lesser of the cost of the shares or their current market value.

2) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

3) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

4) If you acquired the shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

      Waiver of Sales Charge. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Flag Investors fund with the same sales charge structure.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

    (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

    (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

4) If your original investment was at least $3,000,000 and your securities dealer has agreed to return to the Distributor any payments received when you bought your shares.

Other Redemption Information

      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you by check, whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification informa--


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

tion at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your shares in certificate form, you may not exchange or redeem them by telephone.

DEALER COMPENSATION
--------------------------------------------------------------------------------

      Your securities dealer is paid a commission when you buy shares and is paid a servicing fee for as long as you hold your shares.


                                  Dealer Compensation as
Amount of Purchase                a % of Offering Price
----------------------------------------------------------
Less than   $100,000..........           1.25%
$  100,000 - $499,999.........           1.00%
$  500,000 - $999,999.........           0.75%
$1,000,000 and over ..........             *
----------------------------------------------------------

* Your securities dealer may be paid up to 0.50% of the Offering Price

      In addition to the commissions shown above, your securities dealer may be paid an annual fee equal to 0.25% of the value of your Class A Shares for as long as you hold them. The annual fee will begin when you buy your shares.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis, or alternatively, may elect to retain net capital gains and pay tax thereon.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

      The Statement of Additional Information sets forth further information regarding taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Generally, as long as the Fund qualifies for this tax treatment, it will not pay U.S. federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will pay income or capital gains tax on the amounts distributed to you, regardless of whether such distributions are paid in cash or reinvested in additional Class A Shares.

      Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. You will be taxed on all other income distributions as ordinary income. Distributions from the Fund generally will not qualify for the corporate dividends received deduction.

      Ordinarily, you should include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      You will be advised annually as to the federal income tax consequences of distributions made during the year.

      The sale, exchange or redemption of Class A Shares is a taxable event for you.


                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Advisor and to the Distributor. A majority of the Directors are not affiliated with the Advisor or the Distributor.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and Brown Investment Advisory & Trust Company (Formerly, Alex Brown, Capital Advisory & Trust Company) ("Brown Trust" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to mutual funds with approximately $6.5 billion of net assets as of December 31, 1997. In addition to this Fund, these include other funds in the Flag Investors family and BT Alex. Brown Cash Reserve Fund, Inc.

      ICC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Trust. Brown Trust is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for the negotiation of commission rates.

      As compensation for its services for the fiscal year ended December 31, 1997, ICC received from the Fund a fee (net of fee waivers) equal to 0.09% of the Fund's average daily net assets. ICC compensates Brown Trust out of its advisory fee. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that the Fund's annual expenses do not exceed 0.70% of the Class A Shares' average daily net assets.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with Brown Trust thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and Brown Trust in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

      As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Portfolio Managers

      Messrs. M. Elliott Randolph, Jr., and Paul D. Corbin have shared primary responsibility for managing the Fund's assets since inception.

      Mr. Randolph has nearly 24 years of investment experience. He is a Principal at Brown Trust where he has served as the Fund's portfolio manager since October, 1998. Prior to that he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated. From 1988-1991 he was a Principal with Monument Capital Management, Inc.

      Mr. Corbin has 20 years of investment experience. He is a Principal at Brown Trust where he has served as the Fund's portfolio manager since October, 1998. Prior to that he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.

DISTRIBUTOR
--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor of each class of the Fund's shares since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with the Advisor.

      The Fund has adopted a Distribution Agreement and related Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide share-holder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a fee equal to 0.25% (annualized) of the average daily net assets of the Class A Shares.

      Payments under the Plan are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. ICC Distributors or the Advisor and their respective affiliates may make payments from their own resources to securities dealers and servicing agents. Payments by the Distributor may include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.08% of the Fund's average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return, net of the Fund's maximum sales charge, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual


                                                                              11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of the maximum sales charge and other fees according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

      If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Intermediate Aggregate Bond Index, the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers Government Corporate Intermediate-Term Bond Index. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to the account through which your Class A Shares may be purchased, although not included in calculations of performance, will reduce your performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares

      The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on April 16, 1990 and is authorized to issue 85 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and is entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31. Prior to February 14, 1997, the Fund was known as Flag Investors Intermediate-Term Income Fund, Inc.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Short-Intermediate Income Fund Class A Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have another class of shares, "Flag Investors Short-Intermediate Income Fund Institutional Shares." Additional information concerning this class may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Class A Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different sales load structures, distribution fees or other expenses, and accordingly, the net asset value per share of the classes may differ at times.

Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders, unless required by Maryland law. Shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.

Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.

Shareholder Inquiries

      If you have questions concerning your Class A Shares, contact the Transfer Agent at (800) 553-8080, the Fund at (800) 767-FLAG, or your securities dealer or servicing agent.

12
--------------------------------------------------------------------------------

              FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Short-Intermediate  For assistance in completing this Application please call: 1-800-553-8080,
Income Fund, Inc." and mail with this Application to:     Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
 Flag Investors Funds
 P.O. Box 419663                                          To open an IRA account, please call 1-800-767-3524 for an IRA information
 Kansas City, MO 64141-6663                               kit.
 Attn: Flag Investors Short-Intermediate Income Fund, Inc.
I enclose a check for $___________ payable to "Flag Investors Short-Intermediate Income Fund, Inc." for the purchase of Class A
Shares of the Fund.


                                              Your Account Registration (Please Print)


Existing Account No., if any:____________

Individual or Joint Tenant                                     Gifts to Minors

---------------------------------------------                  ---------------------------------------------------------------------
First Name     Initial  Last Name                              Custodian's Name (only one allowed by law)

---------------------------------------------                  ---------------------------------------------------------------------
Social Security Number                                         Minor's Name (only one)

---------------------------------------------                  ---------------------------------------------------------------------
Joint Tenant      Initial        Last Name                     Social Security Number of Minor  Minor's Date of Birth  (Mo./Day/Yr.)


                                                               under the _________________ Uniform Gifts to Minors Act
                                                                        State of Residence
Corporations, Trusts, Partnerships, etc.

---------------------------------------------
Name of Corporation, Trust or Partnership                      Mailing Address

--------------------    ---------------------                  ---------------------------------------------------------------------
Tax ID Number           Date of Trust                          Street

---------------------------------------------                  ---------------------------------------------------------------------
Name of Trustees (If to be included in the                     City                                 State              Zip
Registration)
                                                               (    )
                                                               ---------------------------------------------------------------------
---------------------------------------------                  Daytime Phone
For the Benefit of

                                                     Letter of Intent (Optional)


[ ] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares of Flag Investors Short-Intermediate Income Fund, Inc. in an
aggregate amount at least equal to:

                    [ ] $100,000                             [ ] $500,000                       [ ] $1,000,000


                                                  Right of Accumulation (Optional)


List the Account numbers of other Flag Investors Funds that you or your immediate family already own that qualify for this purchase.
      Fund Name                         Account No.                       Owner's Name                        Relationship
      ---------                         -----------                       ------------                        ------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                        Distribution Options

Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Class A
Shares at no sales charge.
                            Income Dividends                      Capital Gains

                            [ ] Reinvested in additional shares   [ ] Reinvested in additional shares
                            [ ] Paid in Cash                      [ ] Paid in Cash


Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

                                                                                                                                A-1

                                                 Automatic Investing Plan (Optional)

[ ] I authorize you as Agent for the Automatic Investing Plan to automatically invest $__________ for me, on a monthly or quarterly basis, on or about the 20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250
Subsequent Investments (check one): [ ] Monthly ($100 minimum)  [ ] Quarterly ($250 minimum)       Please attach a voided check.

--------------------------------------------------                ----------------------------------------------------------------
Bank Name                                                         Depositor's Signature                         Date

--------------------------------------------------                ----------------------------------------------------------------
Existing Flag Investors Fund Account No., if any                  Depositor's Signature                         Date
                                                                 (if joint acct., both must sign)

                                                Systematic Withdrawal Plan (Optional)

[ ] Beginning the month of ___________, 19_ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of $____________, from Class A Shares that I own, payable to the account registration address as shown above.
(Participation requires minimum account value of $10,000.)

         Frequency (check one):   [ ] Monthly  [ ] Quarterly (January, April, July and October)

                                                       Telephone Transactions

I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

         No, I/We do not want:   [ ] Telephone exchange privileges     [ ] Telephone redemption privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

    Bank:________________________________________       Bank Account No.: ___________________________________________

 Address: _______________________________________       Bank Account Name:___________________________________________

          _______________________________________

                                                Signature and Taxpayer Certification
------------------------------------------------------------------------------------------------------------------------------------

  The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.



  By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
  [ ] U.S. Citizen/Taxpayer:
      [ ] I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
      [ ] If no Tax ID Number of Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).

  [ ] Non-U.S. Citizen/Taxpayer:
      Indicated country of residence for tax purposes:__________________________________________________
      Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
------------------------------------------------------------------------------------------------------------------------------------
I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effective as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
------------------------------------------------------------------------------------------------------------------------------------
  The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------    ----------------------------------------------------------------------
Signature                                    Date             Signature (if joint acct., both must sign)             Date
------------------------------------------------------------------------------------------------------------------------------------
 For Dealer Use Only
---------------------

Dealer's Name:    ________________________________________     Dealer Code:_________________________________________________________

Dealer's Address: ________________________________________     Branch Code:_________________________________________________________

                  ________________________________________

Representative:   ________________________________________     Rep. No.:   _________________________________________________________

A-2

--------------------------------------------------------------------------------

              FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.

                               (Class A Shares)




                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



                Sub-Advisor                            Distributor
BROWN INVESTMENT ADVISORY & TRUST COMPANY          ICC DISTRIBUTORS, INC.
               Furness House                        Two Portland Square
              19 South Street                      Portland, Maine 04101
        Baltimore, Maryland 21202


                Custodian                           Independent Auditors
          BANKERS TRUST COMPANY                     DELOITTE & TOUCHE LLP
            130 Liberty Street                        117 Campus Drive
         New York, New York 10006                Princeton, New Jersey 08540


              Transfer Agent                            Fund Counsel
      INVESTMENT COMPANY CAPITAL CORP.            MORGAN, LEWIS & BOCKIUS
            One South Street                                LLP
       Baltimore, Maryland 21202                    1701 Market Street
              1-800-553-8080                  Philadelphia, Pennsylvania 19103

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------























                                                                        SHORTPRS
                                                                            4/99

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                      SHORT-INTERMEDIATE INCOME FUND, INC.
                             (Institutional Shares)


                   Prospectus & Application -- May 1, 1998, as
                      supplemented through March 31, 1999

--------------------------------------------------------------------------------

This mutual fund (the "Fund") seeks a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions, certain qualified retirement plans, or investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown"). (See "How to Buy Institutional Shares.")

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.


TABLE OF CONTENTS
Fund Expenses ..............................     1
Financial Highlights .......................     2
Investment Program .........................     3
Investment Restrictions ....................     5
The Fund's Net Asset Value .................     5
How to Buy Institutional Shares ............     5
How to Redeem Institutional Shares .........     6
Telephone Transactions .....................     6
Dividends and Taxes ........................     7
Management of the Fund .....................     7
Investment Advisor and Sub-Advisor .........     7
Distributor ................................     8
Custodian, Transfer Agent and
   Accounting Services .....................     9
Performance Information ....................     9
General Information ........................     9
Application ................................   A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND EXPENSES
--------------------------------------------------------------------------------
Shareholder Transaction Expenses:

Maximum Sales Charge Imposed on Purchases ...................................      None
Maximum Sales Charge Imposed on Reinvested Dividends ........................      None
Maximum Deferred Sales Charge ...............................................      None

Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees (net of fee waivers) ........................................      0.09%*
12b-1 Fees ..................................................................      None
Other Expenses ..............................................................      0.36%
                                                                               --------
Total Fund Operating Expenses (net of fee waivers) ..........................      0.45%*
                                                                               ========

-----------
* The Fund's investment advisor currently intends to waive its fee or reimburse the Fund on a voluntary basis, to the extent required so that Total Fund Operating Expenses do not exceed 0.45% of the Institutional Shares' average daily net assets. Absent fee waivers, Management Fees would be 0.35% and Total Fund Operating Expenses would be 0.72% of the Institutional Shares' average daily net assets.




Example:                                                     1 year     3 years     5 years     10 years
---------------------------------------------------------   --------   ---------   ---------   ---------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period:* .......      $5         $14         $25         $57

-----------
*    Absent fee waivers, expenses would be higher.

The Expenses and Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear indirectly when you invest in Institutional Shares. If you purchase Institutional Shares through a financial institution, you may be charged separate fees by the financial institution.


                                                                               1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     The financial highlights included in this table have been derived from the Fund's financial statements for the periods indicated and have been audited by Deloitte & Touche LLP, independent auditors. The financial statements and related notes for the fiscal year ended December 31, 1997 and the report thereon of Deloitte & Touche LLP are included in the Statement of Additional Information. Additional performance information is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997 which can be obtained at no charge by calling the Fund at (800) 767-FLAG.


(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                            For the Year
                                                                                Ended                For the Period
                                                                            December 31,           November 2, 1995(1)
                                                                      -------------------------          through
                                                                          1997          1996        December 31, 1995
                                                                      -----------   -----------   --------------------
Per Share Operating Performance:
Net asset value at beginning of period ............................     $ 10.38       $ 10.58          $  10.42
                                                                        -------       -------          --------
Income from Investment Operations:
Net investment income .............................................        0.61          0.59              0.09
Net realized and unrealized gain/(loss) on investments ............        0.13         (0.17)             0.12
                                                                        -------       -------          --------
Total from Investment Operations ..................................        0.74          0.42              0.21
Less Distributions:
Dividends from net investment income and short-term gains .........       (0.62)        (0.62)            (0.05)
                                                                        -------       -------          --------
Net asset value at end of period ..................................     $ 10.50       $ 10.38          $  10.58
                                                                        =======       =======          ========
Total Return ......................................................        7.40%         4.20%            12.47%(2)
Ratios to Average Daily Net Assets:
Expenses(3) .......................................................        0.45%         0.45%             0.45%(2)
Net investment income(4) ..........................................        6.17%         6.35%             6.52%(2)
Supplemental Data:
Net assets at end of period (000) .................................     $32,056       $17,507          $  2,186
Portfolio turnover rate ...........................................          65%           42%               46%

-----------
(1)  Commencement of operations.
(2)  Annualized.
(3) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.72%, 0.76% and 0.72% (annualized) for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.
(4) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 5.90%, 6.04% and 6.27% (annualized) for the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, respectively.


2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM
--------------------------------------------------------------------------------
Investment Objective, Policies and Risk
Considerations

     The Fund's investment objective is to provide a high level of current income consistent with preservation of principal within an intermediate-term maturity structure.

     In seeking this objective the Fund will, under normal circumstances, invest at least 65% of its total assets in U.S. Government Securities (including certain mortgage-backed securities) and in collateralized mortgage obligations ("CMOs") and corporate debt securities. The Fund may also invest in other asset-backed securities and (subject to an overall 20% limit) non-U.S. dollar-denominated securities. Quality criteria applicable to certain of the Fund's investments are as follows:




              Type of Permitted                       Minimum Rating(1)
                 Investment                        S&P(2)         Moody's(3)
--------------------------------------------   --------------   -------------
U.S. Government and Agency
  Securities ...............................         N/A             N/A
CMO's ......................................        AAA(4)           Aaa(4)
Corporate Debt .............................   A or better(4)   A or better(4)
Other Asset-Backed Securities ..............        AAA(4)           Aaa(4)
Securities of Non-U.S. Governmental
  Issuers ..................................        AAA(4)           Aaa(4)
Securities of Designated Interna-
  tional Organizations .....................        AAA(4)           Aaa(4)
Non-Dollar U.S. Government
  Securities ...............................        AAA(4)           Aaa(4)
Securities of Foreign Corporations .........        AAA(4)           Aaa(4)

----------
(1) In the event any security owned by the Fund is downgraded, the Fund's investment advisor will review the situation and take appropriate action, but will not be automatically required to sell any such security. For a discussion of the above ratings, see the Appendix to the Statement of Additional Information.
(2)  Standard & Poor's Ratings Group.
(3)  Moody's Investors Service, Inc.
(4) Or, if unrated, determined to be of comparable quality by the Fund's investment advisor.

     Under normal circumstances the Fund's portfolio will have a dollar weighted expected average maturity of approximately three to five years and a maximum dollar weighted average duration of four years. For purposes of determining the dollar weighted expected average maturity of the Fund's portfolio, the maturity of a mortgage-backed security will be deemed to be equal to its assumed life, in recognition of the fact that such securities are subject to prepayment.

     To meet its short-term liquidity needs, the Fund may invest in repurchase agreements with respect to U.S. Treasury securities, in variable amount master demand notes and in commercial paper rated A-1 by S&P or Prime-1 by Moody's, or if not rated, determined to be of comparable quality by the Fund's investment advisor (the "Advisor"). For temporary, defensive purposes, the Fund may invest up to 100% of its assets in such instruments.

     U.S. Government Securities. U.S. Government securities include obligations issued and backed by the full faith and credit of the United States Treasury, as well as obligations issued by agencies or instrumentalities of the U.S. Government (including securities of the Government National Mortgage Association ("GNMA")). These obligations may or may not be backed by the full faith and credit of the U.S. Government. Certain agencies or instrumentalities of the U.S. Government (such as the United States Postal Service) have the right to borrow from the United States Treasury to meet their obligations, but in other instances the obligations of the issuing agency or instrumentality (such as the Federal Farm Credit System and the Federal National Mortgage Association ("FNMA")) are supported only by the credit of the agency or instrumentality. Mortgage-Backed Securities.

     Mortgage-backed securities are obligations backed by mortgage loans made by lenders, such as commercial banks and savings and loan institutions, and then assembled into pools for sale to investors. One type of mortgage-backed security in which the Fund may invest is a pass-through certificate that provides monthly payments to the certificate holders, consisting of both interest and principal payments, which in effect "pass-through" the monthly interest and principal payments made on the underlying mortgage loans. These certificates are backed as to the timely payment of principal and interest by GNMA, FNMA and the Federal Home Loan Mortgage Corporation. See "U.S. Government Securities" above.

     Mortgage-backed securities may also take the form of a CMO, a bond or similar obligation backed by pools of mortgages. A CMO is not insured or guaranteed by the agency or instrumentality of the U.S. Government which issues the mortgage-backed securities that collateralize the CMO. Payment of principal and interest on the underlying mortgages, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs. If there is a default in the payment of principal and interest, there can be no assurance that the underlying collateral will be sufficient to effect full repayment. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

     Asset-Backed Securities. The Fund may also invest in securities backed by assets other than mortgages, including company receivables, truck and auto loans, leases, and credit card receivables, subject to certain quality requirements. Through the use of trusts and special purpose corporations, these types of assets are being securitized in pass-through structures similar to the mortgage pass-through structure or in pay-through structures similar to the CMO structure, both

                                                                               3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

as described above. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities do not generally have the benefit of the same security interest in the related collateral as either mortgage-backed securities or CMOs, and may therefore present certain risks not associated with other such securities.

     Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

     Non-U.S. Dollar-Denominated Securities. Non- U.S. dollar-denominated securities include debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (i) foreign national, provincial, state or municipal governments or their political subdivisions; (ii) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Steel and Coal Community); (iii) the U.S. Government (non-dollar securities only); and (iv) foreign corporations.

     Forward Foreign Currency Exchange Transactions. The Fund is authorized to use forward foreign currency exchange contracts to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is entered into. The Fund may use such forward contracts only under two circumstances. First, if the Advisor believes the Fund should fix the U.S. dollar price of the foreign security when the Fund enters into a contract for the purchase or sale, at a future date, of a security denominated in a foreign currency. Second, if the Advisor believes the Fund should hedge against risk of loss in the value of those portfolio securities denominated in foreign currencies.

     Rule 144A Securities. Subject to the Fund's overall investment limitations on investing in illiquid securities and restricted securities, the Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities in that they have not been registered under the Securities Act of 1933, but they may be traded between certain qualified institutional investors, including investment companies. The presence or absence of a secondary market in these securities may affect their value. The Fund's Board of Directors has established guidelines and procedures to be utilized to determine the liquidity of such securities.

     Repurchase Agreements. The Fund may agree to purchase U.S. Treasury securities from creditworthy financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     Purchase of When-Issued Securities. The Fund may purchase securities at their current market value on a forward commitment or "when-issued" basis. A segregated account of the Fund, consisting of cash or other liquid securities equal at all times to the amount of the when-issued commitments will be established and maintained by the Fund at the Fund's custodian. While the Fund will purchase securities on a forward commitment or "when-issued" basis only with the intention of acquiring the securities, the Fund may choose to sell the securities before the settlement date. The value of securities so purchased or sold is subject to market fluctuation and no interest accrues to the purchaser during this period.

     Risk Considerations. The market value of the Fund's debt securities will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding debt securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Prices of longer term securities generally increase or decrease more sharply in response to interest rate changes than those of shorter term securities.

     Mortgage-backed securities are subject to special risks due to the possibility that prepayments on home mortgages will alter their cash flow. During periods of declining interest rates, prepayments are passed through to holders of mortgage-backed securities who may then have to reinvest at lower interest rates. In periods of rising interest rates, prepayments tend to slow, with the result that the average life of mortgage-backed securities may be lengthened. Consequently, the possibility of prepayment makes it difficult to assess the actual maturity and duration of mortgage-backed securities, which, in turn, makes it difficult to predict both the direction and magnitude of changes in the value of mortgage-backed securities in response to changes in interest rates.

     Purchasing foreign securities may subject the Fund to additional risks associated with the holding of property abroad. Such risks include future political and


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

economic developments, currency fluctuations, the possible withholding of tax payments, the possible seizure or nationalization of foreign assets, the possible establishment of exchange controls or the adoption of other foreign government restrictions which might adversely affect the payment of principal or interest on foreign securities held by the Fund.


Year 2000 Issues

     The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following investment restrictions numbered 1 and 2 are matters of fundamental policy and may not be changed without shareholder approval. Investment restriction number 3 may be changed by a vote of the majority of the Board of Directors. The Fund will not:


1) Concentrate 25% or more of its total assets in securities of issuers in any one industry (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer);

2) Invest more than 5% of its total assets in the securities of any single issuer or acquire more than 10% of the voting securities of any issuer (for these purposes the U.S. Government and its agencies and instrumentalities are not considered an issuer); and

3) Invest more than 10% of the Fund's net assets in illiquid securities, including repurchase agreements with maturities of greater than seven days.

     The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.

THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

     The following sections describe how to buy and redeem shares of the Fund.


     The price you pay or receive is based on the Fund's net asset value per share. The net asset value per share of a class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class.

     In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.

     You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


HOW TO BUY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

     You may buy Institutional Shares if you are any of the following:

     o An eligible institution (e.g., a financial institution, corporation, investment counselor, trust, estate or educational, religious or charitable institution).

     o    A qualified retirement plan with assets of at least $75 million.

     o An investment advisory affiliate of BT Alex. Brown purchasing shares for the accounts of your investment advisory clients.


                                                                               5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

     Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.


Investment Minimums

     If you are an eligible institution, your initial investment must be at least $500,000. There are no minimum initial investments for qualified retirement plans or investment advisory affiliates of BT Alex. Brown. There are no minimums for subsequent investments.


Purchases by Exchange

     You may exchange Institutional shares of any other Flag Investors fund for an equal dollar amount of Institutional Shares of the Fund. The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice.

     You may request an exchange through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by express mail or telephone.


Other Information

     In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued.


HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

     You may redeem your shares through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund, you may also redeem them by contacting the Transfer Agent by telephone (if you are redeeming less than $500,000). You will be paid for redeemed shares by wire transfer of funds to your securities dealer, servicing agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances within three Business Days.

     Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be remitted by wire to your securities dealer, servicing agent or bank.

     If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

     If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $500,000 or exchange them for Institutional Shares of another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.


     During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by express mail or facsimile. (See "How to Buy Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")


6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions

     The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income (including net short-term capital gains) in the form of monthly dividends. The Fund may distribute to shareholders any net capital gains (net long-term capital gains less net short-term capital losses) on an annual basis, or alternatively, may elect to retain net capital gains and pay tax thereon.

     Unless you elect otherwise, all income dividends and net capital gains distributions, if any, will be reinvested in additional Institutional Shares at net asset value. You may elect to terminate automatic reinvestment by giving written instructions to the Transfer Agent, either directly or through your securities dealer or servicing agent, at least five days before the next date on which dividends or distributions will be paid.


Tax Treatment of Dividends and Distributions

     The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or the shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

     The Statement of Additional Information sets forth further information regarding taxes.

     The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Generally, as long as the Fund qualifies for this tax treatment, it will not pay U.S. federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will pay income or capital gains tax on the amounts distributed to you, regardless of whether such distributions are paid in cash or reinvested in additional Institutional Shares.

     Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. You will be taxed on all other income distributions as ordinary income. Distributions from the Fund generally will not qualify for the corporate dividends received deduction.

     Ordinarily, you should include all dividends declared by the Fund as income in the year of payment. However, dividends declared payable to shareholders of record in December of one year but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

     The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

     You will be advised annually as to the federal income tax consequences of distributions made during the year.

     The sale, exchange or redemption of Institutional Shares is a taxable event for you.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day to day operations of the Fund are delegated to the Fund's executive officers, to the Advisor and to the Distributor. A majority of the Directors are not affiliated with the Advisor or the Distributor.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

     Investment Company Capital Corp. ("ICC" or the "Advisor"), an indirect subsidiary of Bankers Trust Corporation, is the Fund's investment advisor and Brown Investment Advisory & Trust Company (formerly, Alex. Brown Capital Advisory & Trust Company) ("Brown Trust" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to mutual funds with approximately $6.5 billion of net


                                                                               7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

assets as of December 31, 1997. In addition to this Fund, these include other funds in the Flag Investors family and BT Alex. Brown Cash Reserve Fund, Inc.

     ICC is responsible for supervising and managing all of the Fund's operations, including overseeing the performance of Brown Trust. Brown Trust is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for the negotiation of commission rates.

     As compensation for its services for the fiscal year ended December 31, 1997, ICC received a fee (net of fee waivers) equal to 0.09% of the Fund's average daily net assets. ICC compensates Brown Trust out of its advisory fee. ICC currently intends to waive, on a voluntary basis, its annual fee to the extent necessary so that the Fund's annual expenses do not exceed 0.45% of the Institutional Shares' average daily net assets.

     ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Services.")

     On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with Brown Trust thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and Brown Trust in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

     On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

     As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers

     Messrs. M. Elliott Randolph, Jr. and Paul D. Corbin, have shared primary responsibility for managing the Fund's assets since inception.

     Mr. Randolph has nearly 24 years of investment experience. He is a principal at Brown Trust where he has served as the Fund's portfolio manager since October, 1998. Prior to that he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated. From 1988-1991 he was a Principal with Monument Capital Management, Inc.

     Mr. Corbin has 20 years of investment experience. He is a Principal at Brown Trust where he has served as the Fund's portfolio manager since October, 1998. Prior to that he served as the Fund's portfolio manager while employed at BT Alex. Brown Incorporated. From 1984-1991 he served as the Senior Vice President in charge of Fixed Income Portfolio Management at First National Bank of Maryland.


DISTRIBUTOR
--------------------------------------------------------------------------------

     ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") serves as distributor of each class of the Fund's shares. ICC Distributors receives no compensation for distributing the Institutional Shares. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with the Advisor.


8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. The Advisor or its affiliates may make payments from their own resources to securities dealers and servicing agents.


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

     Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.08% of the Fund's average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     From time to time the Fund may advertise its performance including comparisons to other mutual funds with similar investment objectives and to relevant indices. Any quotations of yield of the Fund will be determined by dividing the net investment income earned by the Fund during a 30-day period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis. All advertisements of performance will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.

     If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

     The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar Inc., independent services which monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Intermediate Aggregate Bond Index, the Merrill Lynch 1-3 Year Treasury Index and the Lehman Brothers Government Corporate Intermediate-Term Bond Index. The Fund may also use total return performance data as reported in national financial and industry publications that monitor the performance of mutual funds such as Money Magazine, Forbes, Business Week, Barron's, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

     Performance will fluctuate and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to the account through which your Institutional Shares may be purchased, although not included in calculations of performance, will reduce your performance results.


GENERAL INFORMATION
--------------------------------------------------------------------------------

Description of Shares

     The Fund is an open-end diversified management investment company organized under the laws of the State of Maryland on April 16, 1990 and is authorized to issue 85 million shares of capital stock, par value of $.001 per share, all of which shares are designated common stock. Each share has one vote and is entitled to dividends and distributions when and if declared by the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31. Prior to February 14, 1997, the Fund was known as Flag Investors Intermediate-Term Income Fund, Inc.

     The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Short-Intermediate Income Fund Institutional Shares." The Board has no present intention of establishing any additional series of the


                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund but the Fund does have another class of shares, "Flag Investors Short-Intermediate Income Fund Class A Shares." Additional information concerning this class may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution fees or sales load structures, and accordingly, the net asset value per share of the classes may differ at times.


Annual Meetings

     The Fund does not expect to hold annual meetings of shareholders unless required by Maryland law. Shareholders of the Fund retain the right, under certain circumstances to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with the shareholder communications in connection with the meeting.


Reports

     You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors, Deloitte & Touche LLP.


Shareholder Inquiries

     If you have questions concerning your Institutional Shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080 or your securities dealer or servicing agent.


10
--------------------------------------------------------------------------------

               FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.
                             (INSTITUTIONAL SHARES)
                             NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Send completed Application by overnight carrier to:          For assistance in completing this Application please call: 1-800-
  Flag Investors Funds                                       553-8080, Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
  330 West 9th Street, First Floor
  Kansas City, MO 64105
  Attn: Flag Investors Short-Intermediate Income Fund, Inc.

If you are paying by check, make check payable to "Flag Investors Short-Intermediate Income Fund, Inc." and mail with this
Application.
If you are paying by wire, see instructions below.
------------------------------------------------------------------------------------------------------------------------------------
                                              Your Account Registration (Please Print)


Name on Account                                                       Mailing Address

--------------------------------------------------------------        --------------------------------------------------------------
Name of Corporation, Trust or Partnership                             Name of Individual to Receive Correspondence

--------------------------------------------------------------        --------------------------------------------------------------
Tax ID Number                                                         Street

[_] Corporation [_] Partnership [_] Trust                             --------------------------------------------------------------
                                                                      City                           State                   Zip
[_] Non-Profit or Charitable Organization [_] Other __________        (    )
                                                                      --------------------------------------------------------------
If a Trust, please provide the following:                             Daytime Phone

------------------------------------------------------------------------------------------------------------------------------------
Date of Trust                                          For the Benefit of

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Initial Investment

Indicate the amount to be invested and the method of payment:
___ A. By Mail: Enclosed is a check in the amount of $_________ payable to Flag Investors Short-Intermediate Income Fund, Inc.

___ B. By Wire: A bank wire in the amount of $_________ has been sent from ________________  _______________________________________
                                                                             Name of Bank             Wire Control Number

     Wire Instructions

     Follow the instructions below to arrange for a wire transfer for initial investment:
     o  Send completed Application by overnight carrier to Flag Investors Funds at the address listed above.
     o  Call 1-800-553-8080 to obtain new investor's Fund account number.
     o  Wire payment of the purchase price to Investors Fiduciary Trust Company ("IFTC"), as follows:
        IFTC
        Flag Investors Funds
        Acct. # 7528175
        ABA # 1010-0362-1
        Kansas City, Missouri 64105
     Please include the following information in the wire:
     o  Flag Investors Short-Intermediate Income Fund, Inc. -- Institutional Shares
     o  The amount to be invested
     o  "For further credit to ________________________________."
                               (Investor's Fund Account Number)



------------------------------------------------------------------------------------------------------------------------------------
                                                        Distribution Options

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional
Institutional Shares of the Fund.

          Income Dividends                                               Capital Gains
          [_] Reinvested in additional shares                            [_] Reinvested in additional shares
          [_] Paid in cash                                               [_] Paid in cash

------------------------------------------------------------------------------------------------------------------------------------
                                                       Telephone Transactions


I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges
(with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:

    No, I do not want:           [_] Telephone redemption privileges           [_] Telephone exchange privileges

                       Redemptions effected by telephone will be wired to the bank account designated below.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Bank Account Designation
                                                  (This Section Must Be Completed)

Please attach a blank, voided check to provide account and bank routing information.

------------------------------------------------------------------------------------------------------------------------------------
Name of Bank                                                     Branch

------------------------------------------------------------------------------------------------------------------------------------
Bank Address                                                     City/State/Zip

------------------------------------------------------------------------------------------------------------------------------------
Name(s) on Account

------------------------------------------------------------------------------------------------------------------------------------
Account Number                                                   A.B.A. Number

------------------------------------------------------------------------------------------------------------------------------------
                                              Acknowledgment, Certificate and Signature

The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)

[_]  U.S. Citizen/Taxpayer:

     [_]  I certify that (1) the number shown above on this form is the correct Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal
          Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

     [_]  If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if
          I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the
          Transfer Agent at 800-553-8080).

[_]  Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes:__________________________________________

     Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
------------------------------------------------------------------------------------------------------------------------------------
I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.

------------------------------------------------------------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                                    Date

------------------------------------------------------------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.                                    Date




------------------------------------------------------------------------------------------------------------------------------------
                                            Person(s) Authorized to Conduct Transactions

The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any ________________ * of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.

----------------------------------------------------------------     ---------------------------------------------------------------
Name/Title                                                           Signature                                        Date

----------------------------------------------------------------     ---------------------------------------------------------------
Name/Title                                                           Signature                                        Date

----------------------------------------------------------------     ---------------------------------------------------------------
Name/Title                                                           Signature                                        Date

----------------------------------------------------------------     ---------------------------------------------------------------
Name/Title                                                           Signature                                        Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC")
may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of
ICC.

*    If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of
     Authorized Persons indicated in this space.


------------------------------------------------------------------------------------------------------------------------------------
                                                      Certificate of Authority

Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I _____________________, Secretary of the above-named investor, do hereby certify that at a meeting on ____________________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1)
empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the
Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor:

this ____ day of _____________ , 199_      Secretary _______________________________________________________________________________

The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.

------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                 Date

Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this
Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).

------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                 Date

------------------------------------------------------------------------------------------------------------------------------------
Signature and title                                                                                 Date

              FLAG INVESTORS SHORT-INTERMEDIATE INCOME FUND, INC.

                            (Institutional Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



           Sub-Advisor                                    Distributor
    BROWN INVESTMENT ADVISORY                        ICC DISTRIBUTORS, INC.
        & TRUST COMPANY                               Two Portland Square
         Furness House                               Portland, Maine 04101
        19 South Street
    Baltimore, Maryland 21202

           Custodian                                  Independent Auditors
     BANKERS TRUST COMPANY                           DELOITTE & TOUCHE LLP
      130 Liberty Street                               117 Campus Drive
   New York, New York 10006                       Princeton, New Jersey 08540

        Transfer Agent                                    Fund Counsel
INVESTMENT COMPANY CAPITAL CORP.                 MORGAN, LEWIS & BOCKIUS LLP
       One South Street                                1701 Market Street
  Baltimore, Maryland 21202                    Philadelphia, Pennsylvania 19103
       1-800-553-8080


                                                                      SHORTIPRS
                                                                            4/99